Shareholder Report	12 Months Ended
Dec. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Precidian ETFs Trust
Entity Central Index Key	0001499655
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
C000256275
Shareholder Report [Line Items]
Fund Name	Arm Holdings PLC ADRhedged™
Trading Symbol	ARMH
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	The annual shareholder report contains important information about the Arm Holdings PLC ADRhedged™ for the period of March 13, 2025 (commencement of operations) to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at adrhedged.com/resources/. You can also request this information by contacting us at 844-954-5333.
Additional Information Phone Number	844-954-5333
Additional Information Website	adrhedged.com/resources/
Expenses [Text Block]

What were the Fund’s cost for the period?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Arm Holdings PLC ADRhedged™	$15Footnote Reference1	0.19%
Footnote	Description
Footnote[1]	Based on the period March 13, 2025 (commencement of operations) through December 31, 2025. Expenses would have been higher if based on the full reporting period.

Expenses Paid, Amount	$ 15	[1]
Expense Ratio, Percent	0.19%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

How did the Fund perform last year?

  For the abbreviated year starting in March of 2025 Arm Holdings plc ADRhedged returned -4.54%, while the Arm Holdings plc ADR returned -7.32% for the same period.

What key factors affected the Fund's performance?

  The prime driver for the under performance of the fund vs the unhedged ADR is the 3.93% decrease in value of the USD vs GBP over the same period.

  Concerns over tariffs causing inflation along with fed rate cut pressure weighed on the USD.

  Stability in the UK will likely continue GBP strength.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of how the fund will perform in the future.
Line Graph [Table Text Block]
	Arm Holdings PLC ADRhedged™ ($9,547)	S&P 500 Index ($12,524)
3/13/25	$10,000	$10,000
3/31/25	$9,567	$10,170
6/30/25	$13,633	$11,283
9/30/25	$12,214	$12,200
12/31/25	$9,547	$12,524

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN Fund/Index	Since Inception 3/13/2025
Arm Holdings PLC ADRhedged™	-4.54%
S&P 500 Index	25.24%

Performance Inception Date	Mar. 13, 2025
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 932,578
Holdings Count | Holding	5
Advisory Fees Paid, Amount	$ 820
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Fund net assets$932,578 Total advisory fees paid$820 Total number of portfolio holdings5 Period portfolio turnover rate0%
Holdings [Text Block]
Sector	% of Net Assets
Information Technology	98.6%
Money Market Funds	1.2

Material Fund Change [Text Block]
C000256274
Shareholder Report [Line Items]
Fund Name	ASML Holding NV ADRhedged™
Trading Symbol	ASMH
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	The annual shareholder report contains important information about the ASML Holding NV ADRhedged™ for the period of March 13, 2025 (commencement of operations) to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at adrhedged.com/resources/. You can also request this information by contacting us at 844-954-5333.
Additional Information Phone Number	844-954-5333
Additional Information Website	adrhedged.com/resources/
Expenses [Text Block]

What were the Fund’s cost for the period?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ASML Holding NV ADRhedged™	$19Footnote Reference1	0.19%
Footnote	Description
Footnote[1]	Based on the period March 13, 2025 (commencement of operations) through December 31, 2025. Expenses would have been higher if based on the full reporting period.

Expenses Paid, Amount	$ 19	[2]
Expense Ratio, Percent	0.19%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

How did the Fund perform last year?

  For the abbreviated year starting in March of 2025 The ASML Holdings NV ADRhedged fund returned 44.91%, while the ASML Holdings NV ADR returned 49.84% for the same period.

What key factors affected the Fund's performance?

  The prime driver for the under performance of the fund vs the unhedged ADR ise 3.93% decrease in value of the USD vs EUR over the same period was the prime driver of the funds under performance.

  Concerns over tariffs causing inflation along with fed rate cut pressure weighed on the USD.

  Ongoing concerns over the dollar weakness are driven by Fed easing and a potential eurozone recovery.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of how the fund will perform in the future.
Line Graph [Table Text Block]
	ASML Holding NV ADRhedged™ ($14,491)	S&P 500 Index ($12,524)
3/13/25	$10,000	$10,000
3/31/25	$9,618	$10,170
6/30/25	$10,737	$11,283
9/30/25	$13,052	$12,200
12/31/25	$14,491	$12,524

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN Fund/Index	Since Inception 3/13/2025
ASML Holding NV ADRhedged™	44.91%
S&P 500 Index	25.24%

Performance Inception Date	Mar. 13, 2025
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 1,446,452
Holdings Count | Holding	5
Advisory Fees Paid, Amount	$ 1,055
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Fund net assets$1,446,452 Total advisory fees paid$1,055 Total number of portfolio holdings5 Period portfolio turnover rate0%
Holdings [Text Block]
Sector	% of Net Assets
Information Technology	98.8%
Money Market Funds	1.1

Material Fund Change [Text Block]
C000192678
Shareholder Report [Line Items]
Fund Name	AstraZeneca PLC ADRhedged™
Trading Symbol	AZNH
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	The annual shareholder report contains important information about the AstraZeneca PLC ADRhedged™ for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at adrhedged.com/resources/. You can also request this information by contacting us at 844-954-5333.
Additional Information Phone Number	844-954-5333
Additional Information Website	adrhedged.com/resources/
Expenses [Text Block]

What were the Fund’s cost for the period?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AstraZeneca PLC ADRhedged™	$22	0.19%

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.19%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

How did the Fund perform last year?

  For the full year 2025 the AstraZeneca PLC ADRhedged Fund returned 31.30%, while the AstraZeneca PLC ADR returned 35.00% for the same period.

What key factors affected the Fund's performance?

  The prime driver for the under performance of the fund vs the unhedged ADR is the 7.32% decrease in value of the USD vs GBP over the same period.

  Concerns over tariffs causing inflation along with fed rate cut pressure weighed on the USD.

  Stability in the UK will likely continue GBP strength.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of how the fund will perform in the future.
Line Graph [Table Text Block]
	AstraZeneca PLC ADRhedged™ ($11,692)	S&P 500 Index ($12,092)
10/4/24	$10,000	$10,000
12/31/24	$8,904	$10,258
3/31/25	$9,752	$9,820
6/30/25	$8,743	$10,894
9/30/25	$9,817	$11,780
12/31/25	$11,692	$12,092

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN Fund/Index	1 Year	Since Inception 10/4/2024
AstraZeneca PLC ADRhedged™	31.30%	13.42%
S&P 500 Index	17.88%	16.54%

Performance Inception Date	Oct. 04, 2024
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 1,086,220
Holdings Count | Holding	5
Advisory Fees Paid, Amount	$ 4,628
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Fund net assets$1,086,220 Total advisory fees paid$4,628 Total number of portfolio holdings5 Period portfolio turnover rate0%
Holdings [Text Block]
Sector	% of Net Assets
Health Care	99.3%
Money Market Funds	0.5

Material Fund Change [Text Block]
C000192680
Shareholder Report [Line Items]
Fund Name	BP p.l.c. ADRhedged™
Trading Symbol	BPH
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	The annual shareholder report contains important information about the BP p.l.c. ADRhedged™ for the period of January 6, 2025 (commencement of operations) to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at adrhedged.com/resources/. You can also request this information by contacting us at 844-954-5333.
Additional Information Phone Number	844-954-5333
Additional Information Website	adrhedged.com/resources/
Expenses [Text Block]

What were the Fund’s cost for the period?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
BP p.l.c. ADRhedged™	$20Footnote Reference1	0.19%
Footnote	Description
Footnote[1]	Based on the period January 6, 2025 (commencement of operations) through December 31, 2025. Expenses would have been higher if based on the full reporting period.

Expenses Paid, Amount	$ 20	[3]
Expense Ratio, Percent	0.19%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

How did the Fund perform last year?

  For the, slightly abbreviated, year 2025 the BP plc ADRhedged fund returned 9.65%, while the BP plc ADR returned 9.11% for the same period.

What key factors affected the Fund's performance?

  The prime driver for the under performance of the funds vs the unhedged ADR is the 7.64% decrease in value of the USD vs GBP over the same period.

  Concerns over tariffs causing inflation along with fed rate cut pressure weighed on the USD.

  Stability in the UK will likely continue GBP strength.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of how the fund will perform in the future.
Line Graph [Table Text Block]
	BP p.l.c. ADRhedged™ ($10,965)	S&P 500 Index ($11,601)
1/6/25	$10,000	$10,000
3/31/25	$10,674	$9,421
6/30/25	$9,068	$10,452
9/30/25	$10,741	$11,301
12/31/25	$10,965	$11,601

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN Fund/Index	Since Inception 1/6/2025
BP p.l.c. ADRhedged™	9.65%
S&P 500 Index	16.01%

Performance Inception Date	Jan. 06, 2025
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 1,077,355
Holdings Count | Holding	5
Advisory Fees Paid, Amount	$ 1,370
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Fund net assets$1,077,355 Total advisory fees paid$1,370 Total number of portfolio holdings5 Period portfolio turnover rate0%
Holdings [Text Block]
Sector	% of Net Assets
Energy	97.5%
Money Market Funds	2.3

Material Fund Change [Text Block]
C000192683
Shareholder Report [Line Items]
Fund Name	GSK plc ADRhedged™
Trading Symbol	GSKH
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	The annual shareholder report contains important information about the GSK plc ADRhedged™ for the period of January 6, 2025 (commencement of operations) to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at adrhedged.com/resources/. You can also request this information by contacting us at 844-954-5333.
Additional Information Phone Number	844-954-5333
Additional Information Website	adrhedged.com/resources/
Expenses [Text Block]

What were the Fund’s cost for the period?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GSK plc ADRhedged™	$22Footnote Reference1	0.19%
Footnote	Description
Footnote[1]	Based on the period January 6, 2025 (commencement of operations) through December 31, 2025. Expenses would have been higher if based on the full reporting period.

Expenses Paid, Amount	$ 22	[4]
Expense Ratio, Percent	0.19%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

How did the Fund perform last year?

  For the, slightly abbreviated, year 2025 the GSK plc ADRhedged Fund returned 38.35%, while the GSK plc ADR returned 43.85% for the same period.

What key factors affected the Fund's performance?

  The prime driver for the under performance of the fund vs the unhedged ADR is the 7.64% decrease in value of the USD vs GBP over the period.

  Concerns over tariffs causing inflation along with fed rate cut pressure weighed on the USD.

  Stability in the UK will likely continue GBP strength.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of how the fund will perform in the future.
Line Graph [Table Text Block]
	GSK plc ADRhedged™ ($13,834)	S&P 500 Index ($11,601)
1/6/25	$10,000	$10,000
3/31/25	$11,143	$9,421
6/30/25	$10,526	$10,452
9/30/25	$12,146	$11,301
12/31/25	$13,834	$11,601

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN Fund/Index	Since Inception 1/6/2025
GSK plc ADRhedged™	38.35%
S&P 500 Index	16.01%

Performance Inception Date	Jan. 06, 2025
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 683,897
Holdings Count | Holding	5
Advisory Fees Paid, Amount	$ 1,254
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Fund net assets$683,897 Total advisory fees paid$1,254 Total number of portfolio holdings5 Period portfolio turnover rate0%
Holdings [Text Block]
Sector	% of Net Assets
Health Care	98.1%
Money Market Funds	0.9

Material Fund Change [Text Block]
C000192684
Shareholder Report [Line Items]
Fund Name	HSBC Holdings plc ADRhedged™
Trading Symbol	HSBH
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	The annual shareholder report contains important information about the HSBC Holdings plc ADRhedged™ for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at adrhedged.com/resources/. You can also request this information by contacting us at 844-954-5333.
Additional Information Phone Number	844-954-5333
Additional Information Website	adrhedged.com/resources/
Expenses [Text Block]

What were the Fund’s cost for the period?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
HSBC Holdings plc ADRhedged™	$24	0.19%

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.19%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

How did the Fund perform last year?

  For the full year 2025 the HSBC Holdings Plc ADRhedged Fund returned 54.36%, while the HSBC Holdings Plc ADR returned 59.06%.

What key factors affected the Fund's performance?

  The prime driver for the under performance of the fund vs the unhedged ADR is the 7.32% decrease in value of the USD vs GBP over the period.

  Concerns over tariffs causing inflation along with fed rate cut pressure weighed on the USD.

  Stability in the UK will likely continue GBP strength.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of how the fund will perform in the future.
Line Graph [Table Text Block]
	HSBC Holdings plc ADRhedged™ ($17,496)	S&P 500 Index ($12,092)
10/4/24	$10,000	$10,000
12/31/24	$11,335	$10,258
3/31/25	$13,052	$9,820
6/30/25	$13,173	$10,894
9/30/25	$15,740	$11,780
12/31/25	$17,496	$12,092

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN Fund/Index	1 Year	Since Inception 10/4/2024
HSBC Holdings plc ADRhedged™	54.36%	56.95%
S&P 500 Index	17.88%	16.54%

Performance Inception Date	Oct. 04, 2024
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 4,328,378
Holdings Count | Holding	5
Advisory Fees Paid, Amount	$ 7,675
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Fund net assets$4,328,378 Total advisory fees paid$7,675 Total number of portfolio holdings5 Period portfolio turnover rate0%
Holdings [Text Block]
Sector	% of Net Assets
Financials	97.3%
Money Market Funds	2.5

Material Fund Change [Text Block]
C000192669
Shareholder Report [Line Items]
Fund Name	Novo Nordisk A/S (B Shares) ADRhedged™
Trading Symbol	NVOH
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	The annual shareholder report contains important information about the Novo Nordisk A/S (B Shares) ADRhedged™ for the period of January 6, 2025 (commencement of operations) to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at adrhedged.com/resources/. You can also request this information by contacting us at 844-954-5333.
Additional Information Phone Number	844-954-5333
Additional Information Website	adrhedged.com/resources/
Expenses [Text Block]

What were the Fund’s cost for the period?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Novo Nordisk A/S (B Shares) ADRhedged™	$15Footnote Reference1	0.19%
Footnote	Description
Footnote[1]	Based on the period January 6, 2025 (commencement of operations) through December 31, 2025. Expenses would have been higher if based on the full reporting period.

Expenses Paid, Amount	$ 15	[5]
Expense Ratio, Percent	0.19%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

How did the Fund perform last year?

  For the, slightly abbreviated, year 2025 the Novo Nordisk A/S (B Shares) ADRhedged Fund returned -44.03%, while the Novo Nordisk A/S (B Shares) ADR returned -38.95% for the same period.

What key factors affected the Fund's performance?

  The prime driver for the under performance of the fund vs the unhedged ADR is the 11.48% decrease in value of the USD vs DKKover the period.

  Concerns over tariffs causing inflation along with fed rate cut pressure weighed on the USD.The ongoing concerns of a US recession and anticipated Federal Reserve rate cuts will continue to weigh on the USD.

  The ongoing concerns of a US recession and anticipated Federal Reserve rate cuts will continue to weigh on the USD.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of how the fund will perform in the future.
Line Graph [Table Text Block]
	Novo Nordisk AS (B Shares) ADRhedged™ ($5,597)	S&P 500 Index ($11,601)
1/6/25	$10,000	$10,000
3/31/25	$8,005	$9,421
6/30/25	$7,334	$10,452
9/30/25	$6,034	$11,301
12/31/25	$5,597	$11,601

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN Fund/Index	Since Inception 1/6/2025
Novo Nordisk AS (B Shares) ADRhedged™	-44.03%
S&P 500 Index	16.01%

Performance Inception Date	Jan. 06, 2025
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 3,005,999
Holdings Count | Holding	5
Advisory Fees Paid, Amount	$ 2,161
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Fund net assets$3,005,999 Total advisory fees paid$2,161 Total number of portfolio holdings5 Period portfolio turnover rate0%
Holdings [Text Block]
Sector	% of Net Assets
Health Care	98.5%
Money Market Funds	1.2

Material Fund Change [Text Block]
C000192674
Shareholder Report [Line Items]
Fund Name	SAP SE ADRhedged™
Trading Symbol	SAPH
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	The annual shareholder report contains important information about the SAP SE ADRhedged™ for the period of January 6, 2025 (commencement of operations) to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at adrhedged.com/resources/. You can also request this information by contacting us at 844-954-5333.
Additional Information Phone Number	844-954-5333
Additional Information Website	adrhedged.com/resources/
Expenses [Text Block]

What were the Fund’s cost for the period?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SAP SE ADRhedged™	$18Footnote Reference1	0.19%
Footnote	Description
Footnote[1]	Based on the period January 6, 2025 (commencement of operations) through December 31, 2025. Expenses would have been higher if based on the full reporting period.

Expenses Paid, Amount	$ 18	[6]
Expense Ratio, Percent	0.19%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

How did the Fund perform last year?

  For the, slightly abbreviated, year 2025 the SAP SE ADRhedged fund returned -11.33%, the SAP SE ADR returned -2.65% for the same period.

What key factors affected the Fund's performance?

  The 13.35% decrease in value of the USD vs EUR over the same period was the prime driver of the funds under performance.

  Ongoing concerns over the dollar weakness are driven by Fed easing and a potential eurozone recovery.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of how the fund will perform in the future.
Line Graph [Table Text Block]
	SAP SE ADRhedged™ ($8,867)	S&P 500 Index ($11,601)
1/6/25	$10,000	$10,000
3/31/25	$10,466	$9,421
6/30/25	$11,003	$10,452
9/30/25	$9,693	$11,301
12/31/25	$8,867	$11,601

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN Fund/Index	Since Inception 1/6/2025
SAP SE ADRhedged™	-11.33%
S&P 500 Index	16.01%

Performance Inception Date	Jan. 06, 2025
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 443,412
Holdings Count | Holding	5
Advisory Fees Paid, Amount	$ 1,461
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Fund net assets$443,412 Total advisory fees paid$1,461 Total number of portfolio holdings5 Period portfolio turnover rate0%
Holdings [Text Block]
Sector	% of Net Assets
Information Technology	98.8%
Money Market Funds	0.8

Material Fund Change [Text Block]
C000192671
Shareholder Report [Line Items]
Fund Name	Shell plc ADRhedged™
Trading Symbol	SHEH
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	The annual shareholder report contains important information about the Shell plc ADRhedged™ for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at adrhedged.com/resources/. You can also request this information by contacting us at 844-954-5333.
Additional Information Phone Number	844-954-5333
Additional Information Website	adrhedged.com/resources/
Expenses [Text Block]	What were the Fund’s cost for the period? (based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Shell plc ADRhedged™	$20	0.19%

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.19%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

How did the Fund perform last year?

  For the full year 2025 the Shell plc ADRhedged fund returned 13.01%, while the Shell plc ADR returned 17.29% for the same period.

What key factors affected the Fund's performance?

  The prime driver for the under performance of the fund vs the unhedged ADR is the 7.32% decrease in value of the USD vs GBP over the period.

  Concerns over tariffs causing inflation along with fed rate cut pressure weighed on the USD.

  Stability in the UK will likely continue GBP strength.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of how the fund will perform in the future.
Line Graph [Table Text Block]
	Shell plc ADRhedged™ ($10,930)	S&P 500 Index ($12,092)
10/4/24	$10,000	$10,000
12/31/24	$9,671	$10,258
3/31/25	$11,024	$9,820
6/30/25	$10,110	$10,894
9/30/25	$10,546	$11,780
12/31/25	$10,930	$12,092

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN Fund/Index	1 Year	Since Inception 10/4/2024
Shell plc ADRhedged™	13.01%	7.43%
S&P 500 Index	17.88%	16.54%

Performance Inception Date	Oct. 04, 2024
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 1,609,317
Holdings Count | Holding	5
Advisory Fees Paid, Amount	$ 5,672
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Fund net assets$1,609,317 Total advisory fees paid$5,672 Total number of portfolio holdings5 Period portfolio turnover rate0%
Holdings [Text Block]
Sector	% of Net Assets
Energy	96.4%
Money Market Funds	3.4

Material Fund Change [Text Block]
C000256267
Shareholder Report [Line Items]
Fund Name	STMicroelectronics NV ADRhedged™
Trading Symbol	STHH
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	The annual shareholder report contains important information about the STMicroelectronics NV ADRhedged™ for the period of March 13, 2025 (commencement of operations) to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at adrhedged.com/resources/. You can also request this information by contacting us at 844-954-5333.
Additional Information Phone Number	844-954-5333
Additional Information Website	adrhedged.com/resources/
Expenses [Text Block]

What were the Fund’s cost for the period?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
STMicroelectronics NV ADRhedged™	$16Footnote Reference1	0.19%
Footnote	Description
Footnote[1]	Based on the period March 13, 2025 (commencement of operations) through December 31, 2025. Expenses would have been higher if based on the full reporting period.

Expenses Paid, Amount	$ 16	[7]
Expense Ratio, Percent	0.19%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

How did the Fund perform last year?

  For the abbreviated year starting in March of 2025 the ST Microelectronics NV ADRhedged Fund returned 3.74%, while the ST Microelectronics NV ADR returned 5.75% for the same period.

What key factors affected the Fund's performance?

  The 8.21% decrease in value of the USD vs EUR over the same period was the prime driver of the funds under performance.

  Ongoing concerns over the dollar weakness are driven by Fed easing and a potential eurozone recovery.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of how the fund will perform in the future.
Line Graph [Table Text Block]
	STMicroelectronics NV ADRhedged™ ($10,374)	S&P 500 Index ($12,524)
3/13/25	$10,000	$10,000
3/31/25	$9,312	$10,170
6/30/25	$11,930	$11,283
9/30/25	$11,183	$12,200
12/31/25	$10,374	$12,524

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN Fund/Index	Since Inception 3/13/2025
STMicroelectronics NV ADRhedged™	3.74%
S&P 500 Index	25.24%

Performance Inception Date	Mar. 13, 2025
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 515,208
Holdings Count | Holding	5
Advisory Fees Paid, Amount	$ 711
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Fund net assets$515,208 Total advisory fees paid$711 Total number of portfolio holdings5 Period portfolio turnover rate0%
Holdings [Text Block]
Sector	% of Net Assets
Information Technology	98.5%
Money Market Funds	1.4

Material Fund Change [Text Block]
C000192676
Shareholder Report [Line Items]
Fund Name	Toyota Motor Corporation ADRhedged™
Trading Symbol	TMH
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	The annual shareholder report contains important information about the Toyota Motor Corporation ADRhedged™ for the period of March 13, 2025 (commencement of operations) to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at adrhedged.com/resources/. You can also request this information by contacting us at 844-954-5333.
Additional Information Phone Number	844-954-5333
Additional Information Website	adrhedged.com/resources/
Expenses [Text Block]

What were the Fund’s cost for the period?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Toyota Motor Corporation ADRhedged™	$17Footnote Reference1	0.19%
Footnote	Description
Footnote[1]	Based on the period March 13, 2025 (commencement of operations) through December 31, 2025. Expenses would have been higher if based on the full reporting period.

Expenses Paid, Amount	$ 17	[8]
Expense Ratio, Percent	0.19%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

How did the Fund perform last year?

  For the abbreviated year starting in March of 2025 The toyota Motor Corporation ADRhedged fund returned 29.05%, while the Toyota Motor Corporation ADR returned 16.93% for the same period.

What key factors affected the Fund's performance?

  The under performance of the fund vs the unhedged ADR is attributable to the 5.88% decrease in value of the USD vs JPY over the same period.

  Potential Bank of Japan rate hikes will continue to put pressure in the USD.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of how the fund will perform in the future.
Line Graph [Table Text Block]
	Toyota Motor Corporation ADRhedged™ ($12,905)	S&P 500 Index ($12,524)
3/13/25	$10,000	$10,000
3/31/25	$9,798	$10,170
6/30/25	$9,498	$11,283
9/30/25	$10,809	$12,200
12/31/25	$12,905	$12,524

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN Fund/Index	Since Inception 3/13/2025
Toyota Motor Corporation ADRhedged™	29.05%
S&P 500 Index	25.24%

Performance Inception Date	Mar. 13, 2025
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 2,301,770
Holdings Count | Holding	5
Advisory Fees Paid, Amount	$ 1,426
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Fund net assets$2,301,770 Total advisory fees paid$1,426 Total number of portfolio holdings5 Period portfolio turnover rate0%
Holdings [Text Block]
Sector	% of Net Assets
Consumer Discretionary	97.5%
Money Market Funds	1.9

Material Fund Change [Text Block]

[1]	Based on the period March 13, 2025 (commencement of operations) through December 31, 2025. Expenses would have been higher if based on the full reporting period.
[2]	Based on the period March 13, 2025 (commencement of operations) through December 31, 2025. Expenses would have been higher if based on the full reporting period.
[3]	Based on the period January 6, 2025 (commencement of operations) through December 31, 2025. Expenses would have been higher if based on the full reporting period.
[4]	Based on the period January 6, 2025 (commencement of operations) through December 31, 2025. Expenses would have been higher if based on the full reporting period.
[5]	Based on the period January 6, 2025 (commencement of operations) through December 31, 2025. Expenses would have been higher if based on the full reporting period.
[6]	Based on the period January 6, 2025 (commencement of operations) through December 31, 2025. Expenses would have been higher if based on the full reporting period.
[7]	Based on the period March 13, 2025 (commencement of operations) through December 31, 2025. Expenses would have been higher if based on the full reporting period.
[8]	Based on the period March 13, 2025 (commencement of operations) through December 31, 2025. Expenses would have been higher if based on the full reporting period.